S000004322 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	295 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.87%	13.78%	12.48%
Dow Jones U.S. Financial Services Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.45%	11.30%	12.03%
iShares U.S. Financial Services ETF
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	10.87%	11.58%
Performance Inception Date				Jun. 12, 2000
iShares U.S. Financial Services ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.54%	10.41%	11.15%
iShares U.S. Financial Services ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.15%	8.53%	9.50%